Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Jan. 01, 2021 USD ($) ft²	Nov. 03, 2020 USD ($) ft²	Apr. 08, 2020 USD ($)	Aug. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Jul. 31, 2023 USD ($)	Feb. 14, 2023 USD ($)
Product Information [Line Items]
Cash and cash equivalents							$ 397,000		$ 397,000		$ 645,000	$ 584,000
Finite lived intangible asset useful life							10 years		10 years		10 years
Office space | ft²			135
Payments for rent	$ 1,074		$ 947			$ 844
Base rent	$ 1,074		$ 947			$ 844
Deductions													50.00%
Revenues, net							$ 67,000	$ 9,000	$ 86,000	$ 26,000	$ 34,000	144,000
Secured debt							10,000,000		$ 10,000,000					$ 10,000,000	$ 10,000,000
Lessee operating lease description									(i) 75% or greater to determine whether the lease term is a major part of the remaining economic life of the underlying asset and (ii) 90% or greater to determine whether the present value of the sum of lease payments is substantially all of the fair value of the underlying asset
Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Secured debt							$ 10,000,000		$ 10,000,000
Lease Agreement [Member]
Product Information [Line Items]
Office space | ft²		135				101
Payments for rent		$ 947				$ 844			844	1,074	1,074
Base rent		$ 947				$ 844			$ 844	$ 1,074	$ 1,074
ReCyte Therapeutics Inc [Member]
Product Information [Line Items]
Ownership, percentage							100.00%		100.00%
ReCyte Therapeutics Inc [Member] | Merger Agreement [Member]
Product Information [Line Items]
Ownership, percentage							50.00%		50.00%
Merger Agreement [Member]
Product Information [Line Items]
Ownership, percentage							94.80%		94.80%
National Institutes of Health [Member]
Product Information [Line Items]
Revenues, net				$ 386,000	$ 341,000		$ 21,000		$ 21,000			104,000
Subscription and Advertisement Revenues [Member]
Product Information [Line Items]
Revenues, net												$ 300,000